Clearing Organizations (ICE Clearing Houses Schedules) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Clearing Organizations [Line Items]
Original margin	$ 46,245	$ 41,674
Guaranty Fund	4,924	5,784
Total	51,169	47,458
ICE Clear U.S.
Clearing Organizations [Line Items]
Original margin	3,882	4,285
Guaranty Fund	311	290
Total	4,193	4,575
ICE Clear Europe
Clearing Organizations [Line Items]
Original margin	28,454	23,291
Guaranty Fund	2,589	3,048
Total	31,043	26,339
ICE Clear Credit
Clearing Organizations [Line Items]
Original margin	13,750	14,056
Guaranty Fund	2,011	2,408
Total	15,761	16,464
TCC
Clearing Organizations [Line Items]
Original margin	159	42
Guaranty Fund	13	38
Total	$ 172	$ 80